INCOME TAXES - TAX PLANNING STRATEGIES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Adjusted gross DTAs amount from Note 9A1(c)	$ 74.9	$ 54.3
Deferred tax assets admitted as the result of application of SSAP 101	23.3	30.3
Ordinary
Income Tax Contingency [Line Items]
Adjusted gross DTAs amount from Note 9A1(c)	$ 72.8	54.0
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%
Deferred tax assets admitted as the result of application of SSAP 101	$ 23.3	30.3
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%
Capital
Income Tax Contingency [Line Items]
Adjusted gross DTAs amount from Note 9A1(c)	$ 2.1	0.3
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%
Deferred tax assets admitted as the result of application of SSAP 101	$ 0.0	$ 0.0
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%